Condensed Consolidated Statements of Changes in Shareholders’ Deficit (Unaudited) - USD ($)	Class A Common Stock	Class F Common Stock	Preferred Stock	Additional Paid In Capital	Accumulated Deficit Amount	Total
Balance at Dec. 31, 2018	$ 2,495			$ 4,998,505	$ (12,852,330)	$ (7,851,330)
Balance (in Shares) at Dec. 31, 2018	24,950,958
Preferred stock dividend					(500,000)	(500,000)
Net income (loss)					(655,840)	(655,840)
Balance at Dec. 31, 2019	$ 2,495			4,998,505	(14,008,170)	(9,007,170)
Balance (in Shares) at Dec. 31, 2019	24,950,958
Preferred stock dividend					(125,000)	(125,000)
Net income (loss)					(844,570)	(844,570)
Balance at Mar. 31, 2020	$ 2,495			4,998,505	(14,977,740)	(9,976,740)
Balance (in Shares) at Mar. 31, 2020	24,950,958
Balance at Dec. 31, 2019	$ 2,495			4,998,505	(14,008,170)	(9,007,170)
Balance (in Shares) at Dec. 31, 2019	24,950,958
Preferred stock dividend					(442,697)	(442,697)
Acquisition of Legacy Acquisition Corp.	$ 536			238,951		239,487
Acquisition of Legacy Acquisition Corp. (in Shares)	5,362,152
Redemption of warrant in connection with acquisition of Legacy Acquisition Corp.	$ 256			(5,237,456)	(382,819)	(5,620,019)
Redemption of warrant in connection with acquisition of Legacy Acquisition Corp. (in Shares)	2,560,347
Net income (loss)					2,113,829	2,113,829
Balance at Dec. 31, 2020	$ 3,287				(12,719,857)	(12,716,570)
Balance (in Shares) at Dec. 31, 2020	32,873,457
Balance at Mar. 31, 2020	$ 2,495			4,998,505	(14,977,740)	(9,976,740)
Balance (in Shares) at Mar. 31, 2020	24,950,958
Preferred stock dividend					(125,000)	(125,000)
Net income (loss)					2,273,715	2,273,715
Balance at Jun. 30, 2020	$ 2,495			4,998,505	(12,829,025)	(7,828,025)
Balance (in Shares) at Jun. 30, 2020	24,950,958
Balance at Dec. 31, 2020	$ 3,287				(12,719,857)	(12,716,570)
Balance (in Shares) at Dec. 31, 2020	32,873,457
Share based compensation				28,824		28,824
Net income (loss)					(644,813)	(644,813)
Balance at Mar. 31, 2021	$ 3,287			28,824	(13,364,670)	(13,332,559)
Balance (in Shares) at Mar. 31, 2021	32,873,457
Issue of shares on release of working capital reserve	$ 30			(30)
Issue of shares on release of working capital reserve (in Shares)	299,999
Share based compensation				1,709,786		1,709,786
Net income (loss)					626,112	626,112
Balance at Jun. 30, 2021	$ 3,317			$ 1,738,580	$ (12,738,558)	$ (10,996,661)
Balance (in Shares) at Jun. 30, 2021	33,173,456